Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table is a demonstration of the relationship between the compensation that the Company has paid to its CEO, Charles E. Young, the compensation paid to the other named executive officers, and certain financial metrics, for the fiscal years 2025, 2024 and 2023. The following information is required by the SEC and, in accordance with the SEC’s rules, will not be deemed to be part of or incorporated by reference by any general statement incorporating by reference this proxy statement into any filing under the Securities Act or under the Exchange Act, except to the extent that the Company specifically incorporates this information by reference, and will not otherwise be deemed “soliciting material” or “filed” under either the Securities Act or the Exchange Act.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment on January 1, 2023 Based on Total Shareholder Return ($)	Net Income ($)
2025	$2,812,901	$4,645,799	$1,500,285	$2,545,548	$223	$1,345,000
2024	$2,276,267	$2,348,904	$1,227,972	$1,269,476	$126	$2,992,000
2023	$1,585,577	$1,751,558	$820,488	$915,335	$108	$4,649,000
In 2025, 2024 and 2023, Charles E. Young was our Chief Executive Officer and our remaining NEOs consisted of Lee E. Beckelman and William John Young.
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at compensation actually paid to Charles Young, our PEO.

Adjustments to Determine Compensation Actually Paid for PEO	2025	2024	2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(1,011,134)	$(1,050,000)	$(315,003)
Increase for fair value of dividend equivalents paid on Awards that vested during the year	20,726	—	—
Increase for fair value of Awards granted during the year that remain unvested as of year-end	1,834,088	1,217,784	368,458
Deduction/increase for change in fair value from prior year-end to vesting date of Awards that vested during the year	(19,482)	10,593	761
Increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end	1,121,099	134,477	111,765
Deduction of fair value of Awards granted prior to year that were forfeited during the year	(112,399)	(240,217)	—
Total adjustments	$1,832,898	$72,637	$165,981
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at the average compensation actually paid to our non-PEO named executive officers.

Adjustments to Determine Compensation Actually Paid for non-PEO Named Executive Officers	2025	2024	2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table.	$(575,322)	$(599,999)	$(180,000)
Increase for fair value of dividend equivalents paid on Awards that vested during the year	11,843	—	—
Increase for fair value of Awards granted during the year that remain unvested as of year-end	1,043,480	695,876	210,546
Deduction/increase for change in fair value from prior year-end to vesting date of Awards that vested during the year	(11,133)	9,624	435
Increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end	640,626	76,844	63,866
Deduction of fair value of Awards granted prior to year that were forfeited during the year.	(64,231)	(137,269)	—
Total adjustments	$1,045,263	$45,076	$94,847

Named Executive Officers, Footnote
This executive compensation disclosure provides an overview of the executive compensation program for the named executive officers identified below. For the year ended December 31, 2025, our named executive officers (“NEOs”) were:
•Charles E. Young, Chief Executive Officer;
•Lee E. Beckelman, Chief Financial Officer; and
•William John Young, Chief Operating Officer.

PEO Total Compensation Amount	$ 2,812,901	$ 2,276,267	$ 1,585,577
PEO Actually Paid Compensation Amount	4,645,799	2,348,904	1,751,558
Non-PEO NEO Average Total Compensation Amount	1,500,285	1,227,972	820,488
Non-PEO NEO Average Compensation Actually Paid Amount	2,545,548	1,269,476	915,335
Total Shareholder Return Amount	223	126	108
Net Income (Loss)	1,345,000	2,992,000	4,649,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,832,898	72,637	165,981
PEO | Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,011,134)	(1,050,000)	(315,003)
PEO | Increase for fair value of dividend equivalents paid on Awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,726	0	0
PEO | Increase for fair value of Awards granted during the year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,834,088	1,217,784	368,458
PEO | Increase for change in fair value from prior year-end to vesting date of Awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,482)	10,593	761
PEO | Deduction/increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,121,099	134,477	111,765
PEO | Deduction of fair value of Awards granted prior to year that were forfeited during the year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,399)	(240,217)	0
Non-PEO NEO | Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(575,322)	(599,999)	(180,000)
Non-PEO NEO | Increase for fair value of dividend equivalents paid on Awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,843	0	0
Non-PEO NEO | Increase for fair value of Awards granted during the year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,043,480	695,876	210,546
Non-PEO NEO | Increase for change in fair value from prior year-end to vesting date of Awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,133)	9,624	435
Non-PEO NEO | Deduction/increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	640,626	76,844	63,866
Non-PEO NEO | Deduction of fair value of Awards granted prior to year that were forfeited during the year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,231)	(137,269)	0
Non-PEO NEO | Total adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,045,263	$ 45,076	$ 94,847